REAL ESTATE INVENTORY	12 Months Ended
Jun. 30, 2024
REAL ESTATE INVENTORY
REAL ESTATE INVENTORY

3.REAL ESTATE INVENTORY

Inventories consist of raw entitled land, finished lots, and construction in process (“CIP”), including capitalized interest. Raw land is purchased with the intent to develop such land into finished lots. Finished lots are held with the intent of building and selling a single-family home or condominium. The asset is owned by the Company either as a result of developing purchased raw land or purchasing developed lots. CIP represents the homebuilding activity associated with both single-family homes and condominiums to be sold and existing speculative inventory, which primarily consists of condominiums. CIP includes the cost of the developed lot as well as all of the direct costs incurred to build the home. The cost of the home is expensed on a specific identification basis.

Real estate inventory consisted of the following as of June 30, 2024 and 2023 (in thousands):

	June 30,
	2024	2023
Real estate, including land	¥8,766,600	¥10,066,613
Construction in progress	501,225	323,618
Real estate inventory	¥9,267,825	¥10,390,231

Interest is capitalized and included within each inventory category above. Interest and financing costs incurred under the Company’s debt obligations, as more fully discussed in Note 7, are capitalized to qualifying real estate projects under development and homes under construction.

Certain notes payable are collateralized by certain inventories as disclosed under 8. NOTES PAYABLE.